Guarantees, Commitments,And Contingencies - Summary of Companys purchase obligations of future period (Detail) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of Companys purchase obligations of future period [Abstract]
2022	$ 243,737
2023	2,904
2024	$ 125